Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill [Line Items]
Identifiable intangible asset, net	$ 520,886		$ 513,646
Accumulated amortization	257,140		200,053
Amortized cost	263,746		313,593
Amortization expenses	56,952		47,729		42,601
C4 Security [Member]
Goodwill [Line Items]
Business acquisition purchase price	3,800
M7 [Member]
Goodwill [Line Items]
Business acquisition purchase price			13,800
Soltam ITL Optronics Ltd And Saymar [Member]
Goodwill [Line Items]
Business acquisition purchase price			28,200
Tadiran [Member]
Goodwill [Line Items]
Business acquisition purchase price	70,300
Technology [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	254,668	[1]	248,868	[1]
Accumulated amortization	120,988		98,814
Finite lived intangible assets, weighted average useful life, years	12	[1]
Simulation And Debriefing Systems [Member]
Goodwill [Line Items]
Business acquisition purchase price					7,400
Technology For Broadband Communications [Member]
Goodwill [Line Items]
Business acquisition purchase price					8,200
Customer Relations [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	201,346	[2]	200,336	[2]
Accumulated amortization	115,284		86,166
Finite lived intangible assets, weighted average useful life, years	6	[2]
Customer Relations [Member] | Tadiran [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	137,300
Customer Relations [Member] | FTL [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	9,000
Trade Marks And Other [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	64,872	[3]	64,442	[3]
Accumulated amortization	20,868		15,073
Finite lived intangible assets, weighted average useful life, years	14	[3]
Trade Marks And Other [Member] | Tadiran [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	33,200
Trade Marks And Other [Member] | Elop [Member]
Goodwill [Line Items]
Identifiable intangible asset, net	$ 8,000

[1]	The technology acquired consists of the following major items: During 2011, the Company invested $3,800 in technology related to cyber security and warfare, following the acquisition of C4 (see Note 1(D)(4)). During 2010, the Company invested $13,800 in aerospace technology related to the M7 acquisition (See Note 1(E)(4)) and $28,200 in armored vehicles electro-optics technologies related to the acquisition of Soltam, ITL and Saymar (See Note 1(E)(2)). During 2009, the Company invested $7,400 in technology related to simulation and debriefing systems and $8,200 in technology for broadband communications (See Note 1(F)). An amount of $70,300 was allocated to technology related to communication equipment and C4ISR, in connection with the acquisition of Tadiran's shares in 2005 - 2007.
[2]	Includes mainly customer relations resulting from the acquisition of Tadiran ($137,300) and FTL ($9,000) in 2007.
[3]	Includes trademarks in the amount of $8,000 acquired in the merger with Elop in 2000, and an amount of $33,200 that was allocated to trademarks resulting mainly from the acquisition of Tadiran in 2005 - 2007.